PROPERTY AND EQUIPMENT, NET (Detail Textuals) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET
(Repayment) proceeds from subsidiaries	$ 3,330		$ 3,330
Cost of auto sold			32,497
Accumulated depreciation of auto sold			30,872
Gain on sale of asset			1,705
Depreciation expense for property and equipment		$ 21,996	$ 15,180	$ 12,575